ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets	$ 1,675,000	$ 1,846,000
Accumulated deficit	(11,183,774)
Valuation allowance	(1,675,000)	(1,846,000)
FDIC insured amount	250,000
Allowance for doubtful trade receivables	0	0
Accounts receivable	0	0
Net operating loss carry-forward	$ 8,000,000	8,789,000
Statutory rate	21.00%
Inventory	$ 0	30,802
Convertible notes	1,272,216	820,250
Prepaid expenses	14,069	0
Inventory wrote off	30,802
Accrued interest	$ 300,283	$ 368,881
Convertible notes converted in common stock shares	2,341,910	1,915,447
Research and development expense	$ 0	$ 0
Advertising expense	33,168	65,169
Revenue	$ 681	$ 42,569
Bottom
Income tax rate	21.00%
Top
Income tax rate	35.00%